Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 727,084,410.13
Previously Paid Amount	73,054.90
Total Fee Amount	100,410.36
Total Offset Amount	0.00
Net Fee	$ 27,355.46